Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Funded status net defined benefit liability asset	$ (1,255)	$ (1,659)
Obligations arising from unfunded plans	(252)	(337)
Net obligation	(177)	(265)	$ (360)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	(1,507)	(1,996)	(2,066)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net obligation	$ (1,330)	$ (1,731)	$ (1,706)